Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	VIRTUS ASSET TRUST
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 20, 2020
Document Effective Date	Nov. 20, 2020
Prospectus Date	Apr. 28, 2020
Virtus Ceredex Small-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	VVERX
Virtus Ceredex Small-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	SCETX
Virtus Ceredex Small-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	STCEX
Virtus Ceredex Small-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SASVX
Virtus SGA International Growth Fund | Class R6
Prospectus:
Trading Symbol	SCIZX
Virtus SGA International Growth Fund | Class I
Prospectus:
Trading Symbol	STITX
Virtus SGA International Growth Fund | Class A
Prospectus:
Trading Symbol	SCIIX
Virtus Seix High Grade Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	SCFTX
Virtus Seix High Grade Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	SFLTX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class I
Prospectus:
Trading Symbol	STTBX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class A
Prospectus:
Trading Symbol	SISIX
Virtus Seix Short-Term Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	CMDTX
Virtus Seix Short-Term Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	SMMAX